SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

Translation of amounts from SGD into US$ has been made at the following exchange rates for the financial years ended December 31, 2024, 2023 and 2022:

	December 31, 2024	December 31, 2023	December 31, 2022

Year-end SGD:US$ exchange rate	1.3581	1.3434	1.3468
Annual average SGD:US$ exchange rate	1.3342	1.3181	1.3793

Translation of amounts from MYR into SGD has been made at the following exchange rates for the financial years ended December 31, 2024, 2023 and 2022:

	December 31, 2024	December 31, 2023	December 31, 2022

Year-end MYR:SGD exchange rate	0.3038	0.2951	0.2259
Annual average MYR:SGD exchange rate	0.2910	0.2855	0.2277

SCHEDULE OF PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Leasehold building	3 years
Leasehold improvement	3-5 years
Tools and equipment	3-8 years
Furniture, fixtures and fittings	8 years
Office equipment	5-7 years
Computer equipment	3 years
Motor vehicles	5 years